Deferred tax liability (Tables)	11 Months Ended
Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Detailed disclosure about deferred tax liability

	Eleven Months ended December 31, 2019	Year ended January 31, 2019
	£000	£000
Amounts falling due after more than one year
At February 1	1,675	2,379
Release of temporary difference relating to the intangible asset	(115)	(704)
At December 31 / January 31	1,560	1,675